JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Jun. 30, 2026
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and affiliates

	06/30/2026	06/30/2025
Assets
Synertech Industrias S.A.	40,711,600	39,334,762
Natal Agro S.R.L	68,455	—
Alfalfa Technologies S.R.L.	—	36,502
	40,780,055	39,371,264

	06/30/2026	06/30/2025
Liabilities
Trigall Genetics S.A.	1,092,995	1,007,678
	1,092,995	1,007,678

Schedule of changes in joint ventures investments and affiliates

	06/30/2026	06/30/2025
As of the beginning of the year	38,363,586	39,489,898
Reclassification of Natal Agro S.R.L.	587,903	—
Impairment of investment in Alfalfa Technologies S.R.L.	(36,502)	—
Revaluation of property, plant and equipment, net of tax	555,963	—
Share of profit or loss	216,110	(1,126,312)
As of the end of the year	39,687,060	38,363,586

Schedule of share of profit or loss of joint ventures and affiliates

	06/30/2026	06/30/2025	06/30/2024
Trigall Genetics S.A.	(85,317)	(711,223)	326,368
Natal Agro S.R.L	(519,448)	—	—
Synertech Industrias S.A.	820,875	(415,089)	3,723,140
	216,110	(1,126,312)	4,049,508

Schedule of summarized balance sheet of joint venture prepared in accordance with International Financial Reporting Standards ("IFRS")

	Trigall Genetics
Summarized balance sheet	06/30/2026	06/30/2025
Current assets
Cash and cash equivalents	425,614	331,201
Other current assets	2,743,009	5,278,565
Total current assets	3,168,623	5,609,766

Non-current assets
Intangible assets	18,244,330	19,019,926
Investments in joint ventures and associates	—	3,935,124
Total non-current assets	18,244,330	22,955,050

Current liabilities
Other current liabilities	1,529,491	1,677,894
Total current liabilities	1,529,491	1,677,894

Non-current liabilities
Financial liabilities	21,582,967	24,363,613
Other non- current liabilities	486,485	1,229,668
Total non-current liabilities	22,069,452	25,593,281
Equity	(2,185,990)	1,293,641

	Synertech
Summarized balance sheet	06/30/2026	06/30/2025
Current assets
Cash and cash equivalents	661,444	1,346,714
Other current assets	42,674,468	8,026,552
Total current assets	43,335,912	9,373,266

Non-current assets
Property, plan and equipment	11,003,161	10,065,936
Other non- current assets	8,392,727	43,627,627
Total non-current assets	19,395,888	53,693,563

Current liabilities
Financial liabilities	6,236,402	15,829,783
Other current liabilities	7,949,807	6,662,950
Total current liabilities	14,186,209	22,492,733

Non-current liabilities
Financial liabilities	7,798,483	—
Other non- current liabilities	3,022,704	1,246,318
Total non-current liabilities	10,821,187	1,246,318
Equity	37,724,404	39,327,778

Schedule of summarized statements of comprehensive income of joint venture prepared in accordance with International Financial Reporting Standards ("IFRS")

	Trigall Genetics
Summarized statements of comprehensive income	06/30/2026	06/30/2025	06/30/2024
Revenue	1,126,515	1,910,914	2,525,061
Finance income	—	19,011	—
Finance expense	(934,072)	(580,115)	(24,435)
Depreciation and amortization	(861,964)	(507,860)	(507,860)
Profit of the year	(1,568,472)	(61,964)	674,059
Other comprehensive income	—	—	—
Total comprehensive income	(1,568,472)	(61,964)	674,059

	Synertech
Summarized statements of comprehensive income	06/30/2026	06/30/2025	06/30/2024
Revenue	43,357,107	24,430,024	61,815,678
Finance income	2,083,685	(1,467,883)	5,608,329
Finance expense	(5,862,594)	(5,136,285)	(7,385,027)
Depreciation and amortization	(1,137,417)	(1,543,069)	(1,554,452)
(Loss)/Profit of the year	2,327,712	(1,816,693)	7,236,901
Other comprehensive (loss)/ income	1,111,924	—	—
Total comprehensive (loss)/income	3,439,636	(1,816,693)	7,236,901